Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
Noninterest Income	2022	2021
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$905	$727
ATM banking fees	1,489	1,377
Service charges and other fees	1,456	1,321
(Loss) gain on equity securities (a)	(173)	209
Gain on other real estate owned	-	43
Earnings on bank-owned life insurance (a)	459	546
Gain on sale of loans (a)	24	1,240
Revenue from investment services (b)	674	727
Miscellaneous Fee income	299	276
Gross rental income	951	180
Other income	662	603
Total noninterest income	$6,746	7,249